Leases (Tables)	6 Months Ended
Mar. 31, 2026
Leases
Summary of supplemental balance sheet information related to operating leases
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Right-of-use assets under operating leases	$14,166,214	$16,440,531

Operating lease liabilities, current	3,690,692	5,030,911
Operating lease liabilities, non-current	10,475,522	11,409,620
Total operating lease liabilities	$14,166,214	$16,440,531

Summary of maturities of operating lease liabilities
As of
March 31,
For the years ending September 30,	2026
For the remaining months of fiscal year 2026	$3,662,509
2027	3,457,153
2028	3,559,700
2029	3,669,199
2030	3,569,391
Thereafter	1,002,553
Total future minimum lease payments	18,920,505
Less: Imputed interest	(4,754,291)
Total	$14,166,214